Schedule of Equipment (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Cost	$ 192,971	$ 187,253
Accumulated depreciation	164,247	161,450
Net book Value	28,724	25,803
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	186,221	180,503
Accumulated depreciation	160,524	157,811
Net book Value	25,697	22,692
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	6,750	6,750
Accumulated depreciation	3,723	3,639
Net book Value	$ 3,027	$ 3,111